DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.50% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$544,910
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,174,560
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,473
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,543
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	338,762
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,306,260
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,075,010
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	841,320
Scotland County NC	5.000	12/01/2033	A*	250,000	298,450
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	810,030
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	293,438
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	676,884
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	273,160
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	271,383
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,039,603
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,694,250
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,134,060
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,030,302
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	820,575
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	544,555
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	505,674
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,250,360
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	424,012
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	444,556
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,509,761
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	636,350
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	541,430
University of North Carolina	5.000	10/01/2033	A1	30,000	30,041
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,196,910
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,174,050
Western Carolina University	5.000	10/01/2045	Aa3	825,000	942,274
					28,373,946
SCHOOL IMPROVEMENT BONDS
13.72% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	292,705
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	290,658
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	273,823
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	868,482
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,673,265
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,629,480
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	824,550
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,191,740
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	591,315
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	875,055
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,000,174
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	219,970
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	583,830
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	552,115
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	591,696
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,293,745
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	870,578
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,327,915
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,637,505
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	406,700
					18,995,301
PREREFUNDED BONDS
11.46% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	291,829
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	110,124
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	599,800
Moore County NC	5.000	06/01/2031	Aa2	2,750,000	2,860,713
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	1,640,000	1,723,624
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	500,100
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,423,562
NC Eastern Municipal Power Agency	6.000	01/01/2026	NR	275,000	308,275
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	NR	1,670,000	1,680,003
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	831,578
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	108,644
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	825,930
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	550,930
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	550,930
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	1,983,443
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,509,090
					15,858,575

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
10.34% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000%	04/01/2031	Aa3	$500,000	$579,575
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	628,370
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	805,095
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,125,650
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,158,350
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	659,769
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	287,530
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	860,280
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,268,897
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,453,050
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	596,355
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	80,113
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	731,132
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	539,585
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	583,665
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,069,040
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,189,093
Wilmington NC Storm Water Revenue	5.000	06/01/2028	AA+*	115,000	116,003
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	579,750
					14,311,302
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.68% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,632,614
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	698,826
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	549,270
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	519,635
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	855,135
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,081,790
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,544,926
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,101,430
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	217,806
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	670,987
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	418,738
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,267,189
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,099,340
New Hanover County NC Hospital Revenue New Hanover Regional Med Center	5.000	10/01/2034	A1	1,500,000	1,744,530
					13,402,216
REFUNDING BONDS
9.40% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,152,640
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,457,314
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	776,256
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	944,311
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	871,028
Chatham County NC	5.000	11/01/2032	Aa2	825,000	969,268
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	110,114
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	562,090
Durham County NC	4.000	06/01/2036	Aaa	225,000	250,859
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	274,296
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,448,336
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	565,413
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	549,075
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	293,325
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	559,585
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,075,460
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	535,035
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	470,788
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	147,065
					13,012,258
PUBLIC FACILITIES REVENUE BONDS
6.62% of Net Assets
Charlotte NC Certificates of Participation	4.000	12/01/2034	Aa1	290,000	313,420
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	905,535
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,084,160
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	366,637
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	294,203
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	586,415
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	567,280
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	586,040
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,629,862
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	562,025
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	535,805
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	826,838
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	901,400
					9,159,620

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
4.84% of Net Assets
Charlotte NC Airport Revenue	5.000%	07/01/2036	Aa3	$250,000	$296,350
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	544,705
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	826,917
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,548,050
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,258,670
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	243,328
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	455,642
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,530,335
					6,703,997
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.50% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	231,052
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	591,910
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,843,131
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	536,810
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,486,008
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	538,230
					6,227,141
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.40% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	275,858
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	275,368
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	696,822
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,260,775
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	422,305
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	369,090
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	552,230
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,688,565
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	547,455
					6,088,468
LEASE REVENUE BONDS
1.25% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,729,605

ESCROWED TO MATURITY BONDS
.74% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,024,919

Total Investments 97.45% of Net Assets					$134,887,348

(cost $130,264,852) (See (a) below for further explanation)

Other assets in excess of liabilities 2.55%					3,535,379

Net Assets 100%					$138,422,727

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $130,264,852 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,676,626
Unrealized depreciation	(54,130)

Net unrealized appreciation	$4,622,496

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	- Unadjusted quoted prices in active markets for identical securities.
Level 2

-  Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

-  Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2019	UNAUDITED

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		134,887,348
Level 3	Significant Unobservable Inputs		---

$134,887,348

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.